Note 11 - Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

11.   OTHER COMPREHENSIVE INCOME

The following table summarizes the tax effects on each component of Other Comprehensive Income for the periods presented (in thousands):

	Twelve Months Ended March 31, 2023
	Before-Tax	Tax Provision	Net-of-Tax

Cash flow hedges	$13,121	$(3,169)	$9,952
Other comprehensive income	$13,121	$(3,169)	$9,952

	Twelve Months Ended March 31, 2022
	Before-Tax	Tax Provision	Net-of-Tax

Cash flow hedges	$1,212	$(292)	$920
Other comprehensive income	$1,212	$(292)	$920